Summary of Significant Accounting Policies - Additional Information (Details 1)	3 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Significant Accounting Policies [Line Items]
Number of operating business segment	1
FDIC limit of insurable cash	$ 250,000		$ 250,000
Letters of credit outstanding, amount	243,380		243,380	$ 243,380
Allowance for doubtful accounts receivable	$ 31,118		26,716	15,596
Number of individual customers accounting for more than 10% of revenue	0	0
Number of individual customers accounting for more than 10% of accounts receivable	0
Inventory valuation reserves	$ 134,679		704,516	591,051
Amortization of intangible assets	66,954	$ 66,954	267,816	124,186
Finite-lived intangible assets, amortization expense, next twelve months	268,000
Finite-lived intangible assets, amortization expense, 2019	268,000
Finite-lived intangible assets, amortization expense, 2020	268,000
Finite-lived intangible assets, amortization expense, 2021	268,000
Finite-lived intangible assets, amortization expense, 2022	268,000
Impairment of finite-lived intangible assets	0	$ 0	0	0
Goodwill	$ 600,814		600,814	637,528
Operating loss carryforwards			$ 150,950,436	$ 132,359,334
Antidilutive securities excluded from computation of earnings per share, amount | shares	140	59	13,500,000	6,000,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due	30 days		30 days
Maximum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due	60 days		60 days
Customer Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	7 years		7 years
Developed Technology Rights [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	7 years		7 years
Trademarks And Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	10 years		10 years